Inventory - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventory
Inventory recognized in cost of sales	$ 3,547	$ 3,610
Decrease in Inventory provision	9	$ 2
Inventory write down charged to cost of sales	$ 0